LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

at December 31		2023		2022
	Maturity Dates	Outstanding	Interest Rate[1]	Outstanding	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Medium Term Notes
Canadian	2024 to 2052	15,466	4.6%	13,966	4.5%
Senior Unsecured Notes
U.S. (2023 – US$16,167; 2022 – US$15,542)	2024 to 2049	21,349	5.0%	21,032	4.9%
		36,815		34,998
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2023 – nil; 2022 – US$200)		—	—	271	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2023 and 2022 – US$33)	2026	43	7.5%	44	7.5%
		647		919
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes[2]
U.S. (2023 – nil; 2022 – US$1,500)		—	—	2,030	4.9%
COLUMBIA PIPELINES OPERATING COMPANY LLC
Senior Unsecured Notes[2]
U.S. (2023 – US$6,100; 2022 – nil)	2025 to 2063	8,055	6.1%	—	—
COLUMBIA PIPELINES HOLDING COMPANY LLC
Senior Unsecured Notes[2]
U.S. (2023 – US$1,000; 2022 – nil)	2026 to 2028	1,320	6.2%	—	—
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2023 and 2022 – US$1,172)	2024 to 2037	1,548	4.1%	1,587	4.1%
TC PIPELINES, LP
Senior Unsecured Notes
U.S. (2023 and 2022 – US$850)	2025 to 2027	1,122	4.2%	1,150	4.2%

at December 31		2023		2022
	Maturity Dates	Outstanding	Interest Rate[1]	Outstanding	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2023 – US$375; 2022 – US$325)	2030 to 2035	495	4.4%	440	4.3%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Unsecured Notes
U.S. (2023 and 2022 – US$250)	2030 to 2031	330	2.8%	338	2.8%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2023 – US$125; 2022 – US$146)	2028 to 2030	165	7.6%	198	7.6%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2023 – nil; 2022 – US$34)		—	—	46	6.5%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Senior Unsecured Term Loan
U.S. (2023 – US$1,800; 2022 – nil)	2028	2,377	7.7%	—	—
Senior Unsecured Revolving Credit Facility
U.S. (2023 – US$185; 2022 – nil)	2028	244	7.7%	—	—
		2,621		—

		53,118		41,706
Current portion of long-term debt		(2,938)		(1,898)
Unamortized debt discount and issue costs		(312)		(239)
Fair value adjustments[3]		108		76
		49,976		39,645
1Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2On August 8, 2023, US$1.5 billion senior unsecured notes were assigned from Columbia Pipelines Group, Inc. to Columbia Pipelines Operating Company LLC in advance of the October 4, 2023 sale of a 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf. Preceding this sale, US$5.6 billion of senior unsecured notes were issued. Refer to Note 24, Non-controlling interests, for additional information.
3The fair value adjustments include $119 million (2022 – $140 million) related to the acquisition of Columbia Pipeline Group, Inc. These adjustments also include a decrease of $11 million (2022 – $64 million) related to hedged interest rate risk. Refer to Note 29, Risk management and financial instruments, for additional information.
The Company issued long-term debt over the three years ended December 31, 2023 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	May 2023	Senior Unsecured Term Loan[1]	May 2026	US 1,024	Floating
	March 2023	Senior Unsecured Notes	March 2026[2]	US 850	6.20%
	March 2023	Senior Unsecured Notes	March 2026[2]	US 400	Floating
	March 2023	Medium Term Notes	July 2030	1,250	5.28%
	March 2023	Medium Term Notes	March 2026[2]	600	5.42%
	March 2023	Medium Term Notes	March 2026[2]	400	Floating
	May 2022	Medium Term Notes	May 2032	800	5.33%
	May 2022	Medium Term Notes	May 2026	400	4.35%
	May 2022	Medium Term Notes	May 2052	300	5.92%
	October 2021	Senior Unsecured Notes	October 2024	US 1,250	1.00%
	October 2021	Senior Unsecured Notes	October 2031	US 1,000	2.50%
	June 2021	Medium Term Notes	June 2024	750	Floating
	June 2021	Medium Term Notes	June 2031	500	2.97%
	June 2021	Medium Term Notes	September 2047	250	4.33%	3
COLUMBIA PIPELINES OPERATING COMPANY LLC
	August 2023	Senior Unsecured Notes	November 2033	US 1,500	6.04%
	August 2023	Senior Unsecured Notes	November 2053	US 1,250	6.54%
	August 2023	Senior Unsecured Notes	August 2030	US 750	5.93%
	August 2023	Senior Unsecured Notes	August 2043	US 600	6.50%
	August 2023	Senior Unsecured Notes	August 2063	US 500	6.71%
COLUMBIA PIPELINES HOLDING COMPANY LLC
	August 2023	Senior Unsecured Notes	August 2028	US 700	6.04%
	August 2023	Senior Unsecured Notes	August 2026	US 300	6.06%
GAS TRANSMISSION NORTHWEST LLC
	June 2023	Senior Unsecured Notes	June 2030	US 50	4.92%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	January 2023	Senior Unsecured Term Loan	January 2028	US 1,800	Floating
	January 2023	Senior Unsecured Revolving Credit Facility	January 2028	US 500	Floating
ANR PIPELINE COMPANY
	May 2022	Senior Unsecured Notes	May 2032	US 300	3.43%
	May 2022	Senior Unsecured Notes	May 2034	US 200	3.58%
	May 2022	Senior Unsecured Notes	May 2037	US 200	3.73%
	May 2022	Senior Unsecured Notes	May 2029	US 100	3.26%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Senior Unsecured Notes	October 2031	US 125	2.68%

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate
TUSCARORA GAS TRANSMISSION COMPANY
	August 2021	Unsecured Term Loan	August 2024	US 13	Floating
KEYSTONE XL SUBSIDIARIES[4]
	Various	Project-Level Credit Facility	June 2021	US 849	Floating
COLUMBIA PIPELINE GROUP, INC.[5]
	January 2021	Unsecured Term Loan	June 2022	US 4,040	Floating
1This loan was fully repaid and retired in September 2023. Related unamortized debt issue costs of $3 million were included in Interest expense in the Consolidated statement of income.
2Callable at par in March 2024 or at any time thereafter.
3Reflects coupon rate on re-opening of a pre-existing Medium Term Notes (MTN) issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 4.19 per cent.
4In January 2021, the Company established a US$4.1 billion project-level credit facility to support the construction of the Keystone XL pipeline, which was fully guaranteed by the Government of Alberta and non-recourse to TC Energy. The availability of this credit facility was subsequently reduced to US$1.6 billion and all amounts outstanding were fully repaid by the Government of Alberta in June 2021. Refer to Note 7, Keystone XL, for additional information.
5In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021.
On January 9, 2024, Columbia Pipelines Holding Company LLC issued US$500 million senior unsecured notes due January 2034, bearing interest at a fixed rate of 5.68 per cent.

Schedule of Repayments of Long-Term Debt
At December 31, 2023, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2024	2025	2026	2027	2028

Principal repayments on long-term debt	2,938	2,779	5,287	3,096	6,232

Schedule of Retired Long-Term Debt
The Company retired/repaid long-term debt over the three years ended December 31, 2023 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	October 2023	Senior Unsecured Notes	US 625	3.75%
	September 2023	Senior Unsecured Notes[1]	US 1,024	Floating
	July 2023	Medium Term Notes	750	3.69%
	December 2022	Medium Term Notes	25	9.95%
	August 2022	Senior Unsecured Notes	US 1,000	2.50%
	November 2021	Medium Term Notes	500	3.65%
	January 2021	Debentures	US 400	9.88%
TUSCARORA GAS TRANSMISSION COMPANY
	November 2023	Unsecured Term Loan	US 32	Floating
NOVA GAS TRANSMISSION LTD.
	April 2023	Debentures	US 200	7.88%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	Various	Senior Unsecured Revolving Credit Facility	US 315	Floating
COLUMBIA PIPELINE GROUP, INC.
	December 2021	Unsecured Term Loan[2]	US 4,040	Floating
NORTH BAJA PIPELINE, LLC
	December 2021	Unsecured Term Loan	US 50	Floating
TC PIPELINES, LP
	November 2021	Unsecured Term Loan	US 450	Floating
	March 2021	Senior Unsecured Notes	US 350	4.65%
ANR PIPELINE COMPANY
	November 2021	Senior Unsecured Notes	US 300	9.63%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	November 2021	Senior Unsecured Notes	US 10	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Unsecured Loan Facility	US 93	Floating
KEYSTONE XL SUBSIDIARIES[3]
	June 2021	Project-Level Credit Facility	US 849	Floating
1In May 2023, the Company entered into a US$1,024 million senior unsecured term loan and the full amount was drawn. The loan was fully repaid and retired in September 2023. Related unamortized debt issue costs of $3 million were included in Interest expense in the Consolidated statement of income.
2In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021. Related unamortized debt issue costs of $5 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2021.
3In June 2021, in accordance with the terms of the guarantee, the Government of Alberta repaid the US$849 million outstanding balance under the Keystone XL project-level credit facility bearing interest at a floating rate, subsequent to which it was terminated, resulting in no cash impact to TC Energy. Refer to Note 7, Keystone XL, for additional information.

Schedule of Interest Expense
Interest Expense

year ended December 31	2023	2022	2021
(millions of Canadian $)

Interest on long-term debt	2,562	1,883	1,841
Interest on junior subordinated notes	617	543	453
Interest on short-term debt	165	153	10
Capitalized interest	(187)	(27)	(22)
Amortization and other financial charges[1]	106	36	78
	3,263	2,588	2,360
1Amortization and other financial charges include amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.